(15) TRADE PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
System service charges	R$ 413	R$ 59,935
Energy purchased	2,248,748	1,868,950
Electricity network usage charges	252,170	121,884
Materials and services	650,538	545,468
Energy from the Free Market	145,002	131,893
Total	3,296,870	2,728,130
Noncurrent
Energy purchased	128,438	129,148
Materials and services	0	633
Total	R$ 128,438	R$ 129,781